UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22961

EA Series Trust
(Exact name of registrant as specified in charter)

19 E. Eagle Road
Havertown, PA 19083
(Address of principal executive offices) (Zip code)

19 E. Eagle Road
Havertown, PA 19083
(Name and address of agent for service)

(215) 330-4476
Registrant’s telephone number, including area code

Date of fiscal year end: June 30, 2025

Date of reporting period: December 31, 2024

Item 1. Report to Stockholders.

EA Bridgeway Blue Chip ETF Ticker: BBLU Listed on: NYSE Arca, Inc.	December 31, 2024 Semi-Annual Shareholder Report https://bridgewayetfs.com/bblu/

This semi-annual shareholder report contains important information about the EA Bridgeway Blue Chip ETF (the “Fund”) for the period of July 1, 2024 to December 31, 2024 (the “Period”). You can find additional information about the Fund at https://bridgewayetfs.com/bblu/. You can also request this information by contacting us at (215) 330-4476.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$8	0.15%

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT

AVERAGE ANNUAL TOTAL RETURNS
	1 Year	5 Year	10 Year
EA Bridgeway Blue Chip ETF - NAV	27.47%	15.02%	13.54%
S&P 500 Index	25.02%	14.53%	13.10%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit https://bridgewayetfs.com/bblu for more recent performance information.

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
The Fund returned 9.40% for the Period versus 8.44% for the S&P 500 Index. During the Period, markets responded positively to strong corporate earnings, resilient economic conditions, and Federal Reserve policy.

The Fund’s focus on mega-cap stocks contributed positively to returns, as the largest stocks in the benchmark generally outperformed its smaller constituents. The Fund’s roughly equal weight portfolio design also helped by creating overweightings in some of the smaller stocks in the mega-cap category that performed well during the Period.

Semi-Annual Shareholder Report: December 31, 2024

EA Bridgeway Blue Chip ETF Ticker: BBLU Listed on: NYSE Arca, Inc.	December 31, 2024 Semi-Annual Shareholder Report https://bridgewayetfs.com/bblu/

KEY FUND STATISTICS (as of Period End)
Net Assets	$225,963,238	Portfolio Turnover Rate*	6%
# of Portfolio Holdings	38	Advisory Fees Paid	$156,838
*Excludes impact of in-kind transactions.

SECTOR WEIGHTING (as a % of Net Assets)
Information Technology	24.8%
Financials	17.9%
Communication Services	13.6%
Health Care	12.8%
Consumer Discretionary	11.1%
Consumer Staples	9.7%
Energy	4.9%
Industrials	4.8%
Cash & Cash Equivalents	0.4%

TOP 10 HOLDINGS (as a % of Net Assets)
JPMorgan Chase & Co.	4.0%
Meta Platforms, Inc. - Class A	4.0%
Broadcom, Inc.	4.0%
NVIDIA Corp.	3.9%
Tesla, Inc.	3.9%
Apple, Inc.	3.8%
Visa, Inc. - Class A	3.6%
Microsoft Corp.	3.4%
Eli Lilly & Co.	3.1%
Wells Fargo & Co.	2.9%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://bridgewayetfs.com/bblu/. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Semi-Annual Shareholder Report: December 31, 2024

EA Bridgeway Omni Small-Cap Value ETF Ticker: BSVO Listed on: The Nasdaq Stock Market LLC	December 31, 2024 Semi-Annual Shareholder Report https://bridgewayetfs.com/bsvo/

This semi-annual shareholder report contains important information about the EA Bridgeway Omni Small-Cap Value ETF (the “Fund”) for the period of July 1, 2024 to December 31, 2024 (the “Period”). You can find additional information about the Fund at https://bridgewayetfs.com/bsvo/. You can also request this information by contacting us at (215) 330-4476.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$24	0.45%

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT

AVERAGE ANNUAL TOTAL RETURNS
	1 Year	5 Year	10 Year
EA Bridgeway Omni Small-Cap Value ETF - NAV	4.75%	10.89%	8.00%
Russell 3000 Index	23.81%	13.86%	12.55%
Russell 2000 Value Index	8.05%	7.29%	7.14%
The Russell 3000 Index is provided as a broad measure of market performance. The Russell 2000 Value Index is provided as a measure of the Fund’s investment strategy and universe.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares. The Fund converted from a mutual fund to an ETF on March 10, 2023. The Fund has adopted the mutual fund’s prior performance for the periods before the conversion. Visit https://bridgewayetfs.com/bsvo/ for more recent performance information.

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
The Fund returned 7.71% (NAV) for the Period versus 9.02% for the Russell 3000 Index and 8.98% for the Russell 2000 Value Index. During the Period, markets responded positively to strong corporate earnings, resilient economic conditions, and Federal Reserve policy. Markets were led by stocks with smaller market capitalization.
The Fund’s tilt toward deeper value stocks across multiple valuation metrics contributed negatively to returns relative to the Russell 2000 Value Index during the Period. The Fund’s tilt toward smaller stocks contributed positively to returns relative to the Russell 2000 Value Index.

Semi-Annual Shareholder Report: December 31, 2024

EA Bridgeway Omni Small-Cap Value ETF Ticker: BSVO Listed on: The Nasdaq Stock Market LLC	December 31, 2024 Semi-Annual Shareholder Report https://bridgewayetfs.com/bsvo/

KEY FUND STATISTICS (as of Period End)
Net Assets	$1,494,673,141	Portfolio Turnover Rate*	3%
# of Portfolio Holdings	604	Advisory Fees Paid	$3,304,035
*Excludes impact of in-kind transactions.

SECTOR WEIGHTING (as a % of Net Assets)
Financials	33.1%
Industrials	14.7%
Energy	12.8%
Consumer Discretionary	12.5%
Communication Services	6.0%
Materials	5.3%
Information Technology	4.9%
Consumer Staples	4.6%
Health Care	4.0%
Real Estate	1.7%
Cash & Cash Equivalents	0.4%

TOP 10 HOLDINGS (as a % of Net Assets)
Telephone and Data Systems, Inc.	1.0%
Crescent Energy Co. - Class A	1.0%
Gulfport Energy Corp.	0.9%
SkyWest, Inc.	0.9%
TTM Technologies, Inc.	0.9%
Bread Financial Holdings, Inc.	0.8%
SiriusPoint Ltd.	0.8%
Phinia, Inc.	0.8%
Tegna, Inc.	0.8%
Patrick Industries, Inc.	0.7%

Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://bridgewayetfs.com/bsvo/. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Semi-Annual Shareholder Report: December 31, 2024

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)

The accompanying notes are an integral part of these financial statements.

EA BRIDGEWAY BLUE CHIP ETF
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

COMMON STOCKS - 99.6%	Shares	Value
Aerospace & Defense - 2.4%
RTX Corp.	47,419	$5,487,327

Air Freight & Logistics - 2.4%
United Parcel Service, Inc. - Class B	43,564	5,493,420

Automobile Manufacturers - 3.9%
Tesla, Inc. (a)	21,943	8,861,461

Broadline Retail - 2.4%
Amazon.com, Inc. (a)	24,767	5,433,632

Cable & Satellite - 2.4%
Comcast Corp. - Class A	146,356	5,492,741

Communications Equipment - 2.4%
Cisco Systems, Inc.	92,594	5,481,565

Consumer Staples Merchandise Retail - 2.4%
Walmart, Inc.	60,521	5,468,072

Diversified Banks - 9.4%
Bank of America Corp.	124,319	5,463,820
JPMorgan Chase & Co.	37,523	8,994,638
Wells Fargo & Co.	94,853	6,662,475
		21,120,933

Home Improvement Retail - 2.4%
Home Depot, Inc.	14,045	5,463,365

Household Products - 2.4%
Procter & Gamble Co.	32,717	5,485,005

Integrated Oil & Gas - 4.9%
Chevron Corp.	37,981	5,501,168
Exxon Mobil Corp.	51,448	5,534,261
		11,035,429

Integrated Telecommunication Services - 2.4%
Verizon Communications, Inc.	137,773	5,509,542

The accompanying notes are an integral part of these financial statements.

EA BRIDGEWAY BLUE CHIP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 2024 (Unaudited)

COMMON STOCKS - 99.6% (CONTINUED)	Shares	Value
Interactive Media & Services - 6.4%
Alphabet, Inc. - Class A	14,365	$2,719,295
Alphabet, Inc. - Class C	14,269	2,717,388
Meta Platforms, Inc. - Class A	15,253	8,930,784
		14,367,467

Managed Health Care - 2.4%
UnitedHealth Group, Inc.	10,747	5,436,477

Movies & Entertainment - 2.4%
Walt Disney Co.	49,283	5,487,662

Multi-Sector Holdings - 2.4%
Berkshire Hathaway, Inc. - Class B (a)	12,097	5,483,328

Pharmaceuticals - 10.4%
Eli Lilly & Co.	9,141	7,056,852
Johnson & Johnson	37,983	5,493,102
Merck & Co., Inc.	55,206	5,491,893
Pfizer, Inc.	206,110	5,468,098
		23,509,945

Restaurants - 2.4%
McDonald's Corp.	18,859	5,467,036

Semiconductors - 12.7%
Broadcom, Inc.	38,509	8,927,927
Intel Corp.	270,417	5,421,861
NVIDIA Corp.	66,018	8,865,557
Qualcomm, Inc.	35,291	5,421,403
		28,636,748

Soft Drinks & Non-alcoholic Beverages - 4.9%
Coca-Cola Co.	87,925	5,474,210
PepsiCo, Inc.	35,927	5,463,060
		10,937,270

Systems Software - 5.9%
Microsoft Corp.	18,473	7,786,370
Oracle Corp.	32,975	5,494,954
		13,281,324

The accompanying notes are an integral part of these financial statements.

EA BRIDGEWAY BLUE CHIP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 2024 (Unaudited)

COMMON STOCKS - 99.6% (CONTINUED)	Shares	Value
Technology Hardware, Storage & Peripherals - 3.8%
Apple, Inc.	34,041	$8,524,547

Transaction & Payment Processing Services - 6.1%
Mastercard, Inc. - Class A	10,400	5,476,328
Visa, Inc. - Class A	25,929	8,194,601
		13,670,929
TOTAL COMMON STOCKS (Cost $151,053,688)		225,135,225

SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
First American Government Obligations Fund - Class X, 4.41% (b)	382,365	382,365
TOTAL SHORT-TERM INVESTMENTS (Cost $382,365)		382,365

TOTAL INVESTMENTS - 99.8% (Cost $151,436,053)		$225,517,590
Other Assets in Excess of Liabilities - 0.2%		445,648
TOTAL NET ASSETS - 100.0%		$225,963,238

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of these financial statements.

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

COMMON STOCKS - 99.6%	Shares	Value
Advertising - 0.5%
Advantage Solutions, Inc. (a)	1,700,863	$4,966,520
comScore, Inc. (a)	8,947	52,251
Entravision Communications Corp. - Class A	438,144	1,029,638
Fluent, Inc. (a)	53,767	135,493
Thryv Holdings, Inc. (a)	58,565	866,762
		7,050,664

Aerospace & Defense - 0.0%(b)
Air Industries Group (a)	17,117	69,666
SIFCO Industries, Inc. (a)	6,050	21,447
		91,113

Agricultural & Farm Machinery - 0.1%
Titan International, Inc. (a)	312,387	2,121,108

Agricultural Products & Services - 0.6%
Alico, Inc.	16,607	430,620
Fresh Del Monte Produce, Inc.	262,063	8,703,112
		9,133,732

Air Freight & Logistics - 0.1%
Radiant Logistics, Inc. (a)	215,905	1,446,563

Alternative Carriers - 0.5%
Liberty Latin America Ltd. - Class A (a)	200,090	1,272,573
Liberty Latin America Ltd. - Class C (a)	936,783	5,939,204
		7,211,777

Aluminum - 0.7%
Century Aluminum Co. (a)	58,117	1,058,892
Constellium SE (a)	566,388	5,816,805
Kaiser Aluminum Corp.	55,194	3,878,482
		10,754,179

Apparel Retail - 2.2%
Abercrombie & Fitch Co. - Class A (a)	27,257	4,074,104
Caleres, Inc.	156,312	3,620,186
Cato Corp. - Class A	47,220	184,158
Citi Trends, Inc. (a)	25,278	663,547
Designer Brands, Inc. - Class A	298,532	1,594,161
Destination XL Group, Inc. (a)	66,396	178,605
Duluth Holdings, Inc. - Class B (a)	92,850	286,907
The accompanying notes are an integral part of these financial statements.

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 2024 (Unaudited)

COMMON STOCKS - 99.6% (CONTINUED)	Shares	Value
Apparel Retail - 2.2% (Continued)
Foot Locker, Inc. (a)	402,558	$8,759,662
Genesco, Inc. (a)	61,501	2,629,168
Guess?, Inc.	263,961	3,711,292
Lands' End, Inc. (a)	64,714	850,342
Shoe Carnival, Inc.	136,043	4,500,302
Tilly's, Inc. - Class A (a)	84,724	360,077
Zumiez, Inc. (a)	34,558	662,477
		32,074,988

Apparel, Accessories & Luxury Goods - 0.8%
Delta Apparel, Inc. (a)(c)	39,670	—
G-III Apparel Group Ltd. (a)	235,500	7,682,010
Jerash Holdings US, Inc.	700	2,387
Lakeland Industries, Inc.	6,259	159,917
Movado Group, Inc.	102,680	2,020,742
Superior Group of Cos., Inc.	85,765	1,417,696
Vera Bradley, Inc. (a)	151,615	595,847
Vince Holding Corp. (a)	3,993	14,535
		11,893,134

Application Software - 0.8%
E2open Parent Holdings, Inc. - Class A (a)	1,070,416	2,847,307
NCR Voyix Corp. (a)	606,222	8,390,112
NetSol Technologies, Inc. (a)	44,240	115,909
		11,353,328

Asset Management & Custody Banks - 0.0%(b)
Great Elm Group, Inc. (a)	2,448	4,431
Hennessy Advisors, Inc.	8,568	108,214
US Global Investors, Inc. - Class A	34,588	84,395
Westwood Holdings Group, Inc.	26,460	383,934
		580,974

Automobile Manufacturers - 0.4%
Winnebago Industries, Inc.	130,517	6,236,102

Automotive Parts & Equipment - 2.9%
Adient PLC (a)	309,891	5,339,422
American Axle & Manufacturing Holdings, Inc. (a)	551,116	3,213,006
China Automotive Systems, Inc.	143,856	589,810
Dana, Inc.	625,189	7,227,185
Holley, Inc. (a)	261,928	791,022
The accompanying notes are an integral part of these financial statements.

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 2024 (Unaudited)

COMMON STOCKS - 99.6% (CONTINUED)	Shares	Value
Automotive Parts & Equipment - 2.9% (Continued)
Kandi Technologies Group, Inc. (a)	95,189	$114,227
Patrick Industries, Inc.	131,583	10,931,916
Phinia, Inc.	239,821	11,552,178
Standard Motor Products, Inc.	110,684	3,428,990
Strattec Security Corp. (a)	16,666	686,639
		43,874,395

Automotive Retail - 0.8%
Advance Auto Parts, Inc.	187,170	8,851,269
CarParts.com, Inc. (a)	65,480	70,718
Monro, Inc.	134,171	3,327,441
OneWater Marine, Inc. - Class A (a)	10,126	175,990
		12,425,418

Biotechnology - 0.6%
Carisma Therapeutics, Inc. (a)	30,988	12,978
iTeos Therapeutics, Inc. (a)	69,072	530,473
Ovid therapeutics, Inc. (a)	138,415	129,238
Vir Biotechnology, Inc. (a)	263,243	1,932,204
Voyager Therapeutics, Inc. (a)	47,206	267,658
XBiotech, Inc. (a)	59,589	235,376
Zymeworks, Inc. (a)	352,753	5,164,304
		8,272,231

Broadcasting - 1.3%
AMC Networks, Inc. - Class A (a)	184,535	1,826,897
Cumulus Media, Inc. - Class A (a)	17,280	11,284
EW Scripps Co. - Class A (a)	291,043	643,205
Gray Television, Inc.	432,686	1,362,961
Saga Communications, Inc. - Class A	28,637	315,866
Salem Media Group, Inc. (a)	62,984	39,680
Sinclair, Inc.	243,973	3,937,724
Tegna, Inc.	617,329	11,290,947
Townsquare Media, Inc. - Class A	56,634	514,803
Urban One, Inc. (a)	154,085	153,315
		20,096,682

Broadline Retail - 0.4%
Kohl's Corp. (d)	398,280	5,591,851
Qurate Retail, Inc. - Class A (a)	532,458	175,711
		5,767,562

The accompanying notes are an integral part of these financial statements.

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 2024 (Unaudited)

COMMON STOCKS - 99.6% (CONTINUED)	Shares	Value
Building Products - 1.7%
American Woodmark Corp. (a)	89,100	$7,086,123
AZZ, Inc.	2,397	196,362
Caesarstone Ltd. (a)	37,724	160,327
JELD-WEN Holding, Inc. (a)	429,432	3,517,048
Masterbrand, Inc. (a)	650,450	9,503,074
Quanex Building Products Corp.	177,144	4,293,971
		24,756,905

Cable & Satellite - 0.5%
EchoStar Corp. - Class A (a)	337,472	7,728,109
WideOpenWest, Inc. (a)	43,969	218,086
		7,946,195

Cargo Ground Transportation - 1.0%
Covenant Logistics Group, Inc.	94,458	5,148,905
Heartland Express, Inc.	346,271	3,885,161
Pamt Corp. (a)	64,761	1,060,785
Universal Logistics Holdings, Inc.	103,132	4,737,884
		14,832,735

Casinos & Gaming - 0.0%(b)
Century Casinos, Inc. (a)	58,629	189,958

Coal & Consumable Fuels - 0.3%
CONSOL Energy, Inc.	1,449	154,580
Hallador Energy Co. (a)	233,185	2,669,968
NACCO Industries, Inc. - Class A	36,444	1,086,760
		3,911,308

Commercial & Residential Mortgage Finance - 1.1%
Federal Agricultural Mortgage Corp. - Class C	33,590	6,615,550
Guild Holdings Co. - Class A	262,481	3,703,607
loanDepot, Inc. - Class A (a)	245,189	500,186
Onity Group, Inc. (a)	44,845	1,377,190
Security National Financial Corp. - Class A (a)	52,402	630,396
Velocity Financial, Inc. (a)	145,756	2,850,987
Waterstone Financial, Inc.	77,773	1,045,269
		16,723,185

Commercial Printing - 0.5%
Deluxe Corp.	231,624	5,232,386
The accompanying notes are an integral part of these financial statements.

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 2024 (Unaudited)

COMMON STOCKS - 99.6% (CONTINUED)	Shares	Value
Commercial Printing - 0.5% (Continued)
Quad Graphics, Inc.	293,761	$2,047,514
		7,279,900

Commodity Chemicals - 1.3%
AdvanSix, Inc.	158,122	4,504,896
Core Molding Technologies, Inc. (a)	37,974	628,090
Koppers Holdings, Inc.	107,819	3,493,336
Kronos Worldwide, Inc.	9,572	93,327
Mativ Holdings, Inc.	301,432	3,285,609
Tronox Holdings PLC	724,820	7,298,937
		19,304,195

Communications Equipment - 0.5%
ClearOne, Inc.	28,210	22,071
KVH Industries, Inc. (a)	28,120	160,284
NETGEAR, Inc. (a)	149,219	4,158,734
NetScout Systems, Inc. (a)	43,148	934,586
Network-1 Technologies, Inc.	98,697	131,267
Viasat, Inc. (a)	208,348	1,773,041
		7,179,983

Construction & Engineering - 0.8%
Concrete Pumping Holdings, Inc. (a)	310,132	2,065,479
Limbach Holdings, Inc. (a)	4,804	410,934
Northwest Pipe Co. (a)	45,822	2,211,370
Orion Group Holdings, Inc. (a)	117,500	861,275
Tutor Perini Corp. (a)	282,247	6,830,377
		12,379,435

Construction Machinery & Heavy Transportation Equipment - 1.0%
Commercial Vehicle Group, Inc. (a)	105,246	261,010
Greenbrier Cos., Inc.	166,726	10,168,619
Manitowoc Co., Inc. (a)	177,139	1,617,279
Twin Disc, Inc.	17,427	204,767
Wabash National Corp.	194,224	3,327,057
		15,578,732

Consumer Electronics - 0.1%
Koss Corp. (a)	6,323	46,664
Universal Electronics, Inc. (a)	45,014	495,154
VOXX International Corp. (a)	105,239	776,664
		1,318,482

The accompanying notes are an integral part of these financial statements.

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 2024 (Unaudited)

COMMON STOCKS - 99.6% (CONTINUED)	Shares	Value
Consumer Finance - 3.2%
Atlanticus Holdings Corp. (a)	26,004	$1,450,503
Bread Financial Holdings, Inc.	197,315	12,048,054
Consumer Portfolio Services, Inc. (a)	145,220	1,577,089
Encore Capital Group, Inc. (a)	89,104	4,256,498
Enova International, Inc. (a)	105,331	10,099,136
EZCORP, Inc. - Class A (a)	341,423	4,172,189
Green Dot Corp. - Class A (a)	185,482	1,973,528
LendingClub Corp. (a)	14,552	235,597
LendingTree, Inc. (a)	36,946	1,431,658
Medallion Financial Corp.	25,381	238,328
Navient Corp.	467,232	6,209,513
Old Market Capital Corp. (a)	25,209	161,842
Oportun Financial Corp. (a)	116,228	450,965
Regional Management Corp.	43,691	1,484,620
World Acceptance Corp. (a)	22,497	2,529,563
		48,319,083

Data Processing & Outsourced Services - 0.2%
Conduent, Inc. (a)	838,675	3,388,247

Distributors - 0.5%
Alliance Entertainment Holding Corp. (a)(d)	83,197	753,765
A-Mark Precious Metals, Inc.	17,640	483,336
AMCON Distributing Co.	2,806	359,617
GigaCloud Technology, Inc. - Class A (a)(d)	194,899	3,609,529
Weyco Group, Inc.	39,890	1,497,870
		6,704,117

Diversified Banks - 0.4%
Bank of NT Butterfield & Son Ltd.	155,861	5,696,720

Diversified Financial Services - 0.1%
Alerus Financial Corp.	80,184	1,542,740

Diversified Support Services - 0.2%
Civeo Corp.	100,748	2,288,995

Education Services - 0.7%
American Public Education, Inc. (a)	90,623	1,954,738
Chegg, Inc. (a)	391,294	629,983
Lincoln Educational Services Corp. (a)	46,769	739,886
The accompanying notes are an integral part of these financial statements.

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 2024 (Unaudited)

COMMON STOCKS - 99.6% (CONTINUED)	Shares	Value
Education Services - 0.7% (Continued)
Perdoceo Education Corp.	172,515	$4,566,472
Universal Technical Institute, Inc. (a)	81,664	2,099,582
		9,990,661

Electrical Components & Equipment - 0.1%
Allient, Inc.	42,586	1,033,988
CBAK Energy Technology, Inc. (a)	327,125	307,497
LSI Industries, Inc.	4,666	90,614
Servotronics, Inc. (a)	1,500	16,380
Ultralife Corp. (a)	7,679	57,209
		1,505,688

Electronic Components - 0.1%
Bel Fuse, Inc. - Class B	11,506	948,900

Electronic Equipment & Instruments - 0.3%
Daktronics, Inc. (a)	237,609	4,006,088

Electronic Manufacturing Services - 1.7%
Benchmark Electronics, Inc.	193,183	8,770,508
Key Tronic Corp. (a)	4,000	16,680
Kimball Electronics, Inc. (a)	81,847	1,532,994
Methode Electronics, Inc.	117,481	1,385,101
TTM Technologies, Inc. (a)	556,986	13,785,404
		25,490,687

Environmental & Facilities Services - 0.7%
BrightView Holdings, Inc. (a)	498,185	7,965,978
Enviri Corp. (a)	384,876	2,963,545
		10,929,523

Fertilizers & Agricultural Chemicals - 0.1%
American Vanguard Corp.	37,268	172,551
Intrepid Potash, Inc. (a)	56,486	1,238,173
		1,410,724

Food Distributors - 1.2%
Andersons, Inc.	175,301	7,103,197
SpartanNash Co.	178,347	3,267,317
United Natural Foods, Inc. (a)	281,713	7,693,582
		18,064,096

The accompanying notes are an integral part of these financial statements.

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 2024 (Unaudited)

COMMON STOCKS - 99.6% (CONTINUED)	Shares	Value
Food Retail - 0.8%
Ingles Markets, Inc. - Class A	66,031	$4,255,038
Natural Grocers by Vitamin Cottage, Inc.	15,487	615,144
Village Super Market, Inc. - Class A	59,663	1,902,653
Weis Markets, Inc.	69,309	4,693,605
		11,466,440

Footwear - 0.1%
Rocky Brands, Inc.	32,467	740,248

Gold - 0.1%
Caledonia Mining Corp. PLC	88,684	834,516
McEwen Mining, Inc. (a)	101,300	788,114
		1,622,630

Health Care Distributors - 0.8%
AdaptHealth Corp. (a)	713,643	6,793,881
Owens & Minor, Inc. (a)	355,021	4,640,125
		11,434,006

Health Care Equipment - 0.2%
FONAR Corp. (a)	19,635	297,274
Varex Imaging Corp. (a)	166,977	2,436,194
		2,733,468

Health Care Facilities - 0.4%
Select Medical Holdings Corp.	310,123	5,845,819

Health Care Services - 1.1%
American Shared Hospital Services (a)	11,924	38,038
Cross Country Healthcare, Inc. (a)	33,976	617,004
Enhabit, Inc. (a)	175,824	1,373,186
Fulgent Genetics, Inc. (a)	95,011	1,754,853
Pediatrix Medical Group, Inc. (a)	280,445	3,679,438
Premier, Inc. - Class A	449,937	9,538,664
		17,001,183

Health Care Supplies - 0.3%
Avanos Medical, Inc. (a)	153,834	2,449,037
OraSure Technologies, Inc. (a)	377,906	1,364,241
		3,813,278

The accompanying notes are an integral part of these financial statements.

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 2024 (Unaudited)

COMMON STOCKS - 99.6% (CONTINUED)	Shares	Value
Health Care Technology - 0.1%
CareCloud, Inc. (a)	61,240	$224,138
Multiplan Corp. (a)(d)	46,191	682,703
		906,841

Heavy Electrical Equipment - 0.0%(b)
Broadwind, Inc. (a)	85,387	160,528

Home Furnishings - 0.4%
Bassett Furniture Industries, Inc.	26,554	367,242
Ethan Allen Interiors, Inc.	7,169	201,521
Flexsteel Industries, Inc.	23,127	1,256,721
Hooker Furnishings Corp.	51,623	723,238
La-Z-Boy, Inc.	52,529	2,288,689
Live Ventures, Inc. (a)	18,471	172,334
Lovesac Co. (a)	51,725	1,223,813
		6,233,558

Home Improvement Retail - 0.0%(b)
GrowGeneration Corp. (a)	116,975	197,688

Homebuilding - 0.8%
Beazer Homes USA, Inc. (a)	170,465	4,680,969
Hovnanian Enterprises, Inc. - Class A (a)	30,667	4,103,858
Landsea Homes Corp. (a)	193,501	1,642,824
Legacy Housing Corp. (a)	6,068	149,758
M/I Homes, Inc. (a)	9,814	1,304,771
		11,882,180

Homefurnishing Retail - 0.1%
Haverty Furniture Cos., Inc.	85,798	1,909,863

Household Appliances - 0.1%
Hamilton Beach Brands Holding Co. - Class A	43,740	736,144
Traeger, Inc. (a)	153,425	366,686
		1,102,830

Household Products - 0.7%
Central Garden & Pet Co. (a)	48,129	1,867,405
Central Garden & Pet Co. - Class A (a)	253,665	8,383,628
		10,251,033

The accompanying notes are an integral part of these financial statements.

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 2024 (Unaudited)

COMMON STOCKS - 99.6% (CONTINUED)	Shares	Value
Housewares & Specialties - 0.0%(b)
Lifetime Brands, Inc.	101,073	$597,341

Human Resource & Employment Services - 0.6%
Heidrick & Struggles International, Inc.	102,039	4,521,348
Kelly Services, Inc. - Class A	206,267	2,875,362
TrueBlue, Inc. (a)	172,069	1,445,380
		8,842,090

Industrial Machinery & Supplies & Components - 0.6%
Eastern Co.	29,755	789,698
Hurco Cos., Inc.	10,897	210,203
Hyster-Yale, Inc.	24,399	1,242,641
Mayville Engineering Co., Inc. (a)	91,513	1,438,584
NN, Inc. (a)	189,061	618,230
Park-Ohio Holdings Corp.	11,345	298,033
Perma-Pipe International Holdings, Inc. (a)	18,475	276,201
Proto Labs, Inc. (a)	95,359	3,727,583
		8,601,173

Insurance Brokers - 0.0%(b)
Crawford & Co. - Class A	8,868	102,514
Crawford & Co. - Class B	101	1,175
GoHealth, Inc. (a)	23,218	310,889
		414,578

Integrated Telecommunication Services - 0.1%
ATN International, Inc.	80,985	1,361,358

Interactive Media & Services - 0.8%
DHI Group, Inc. (a)	4,644	8,220
Outbrain, Inc. (a)	202,386	1,453,132
Taboola.com Ltd. (a)	512,422	1,870,340
Ziff Davis, Inc. (a)	171,107	9,297,954
		12,629,646

Internet Services & Infrastructure - 0.0%(b)
Data Storage Corp. (a)	7,000	29,610

Investment Banking & Brokerage - 0.2%
Oppenheimer Holdings, Inc. - Class A	34,511	2,211,810

The accompanying notes are an integral part of these financial statements.

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 2024 (Unaudited)

COMMON STOCKS - 99.6% (CONTINUED)	Shares	Value
IT Consulting & Other Services - 0.0%(b)
WidePoint Corp. (a)	27,560	$133,390

Leisure Products - 0.8%
American Outdoor Brands, Inc. (a)	23,427	357,027
AMMO, Inc. (a)	600,757	660,833
Clarus Corp.	100,168	451,758
JAKKS Pacific, Inc. (a)	57,157	1,608,969
Johnson Outdoors, Inc. - Class A	19,314	637,362
Latham Group, Inc. (a)	377,291	2,625,945
MasterCraft Boat Holdings, Inc. (a)(d)	81,656	1,557,180
Smith & Wesson Brands, Inc.	25,473	257,405
Solo Brands, Inc. - Class A (a)	422,105	481,200
Topgolf Callaway Brands Corp. (a)	320,951	2,522,675
		11,160,354

Life & Health Insurance - 0.0%(b)
Citizens, Inc. (a)(d)	145,316	582,717

Marine Transportation - 1.6%
Costamare, Inc.	602,062	7,736,497
Genco Shipping & Trading Ltd.	268,861	3,747,922
Golden Ocean Group Ltd.	963,005	8,628,525
Pangaea Logistics Solutions Ltd.	356,068	1,908,525
Safe Bulkers, Inc.	546,562	1,951,226
		23,972,695

Movies & Entertainment - 0.7%
Marcus Corp.	169,183	3,637,435
Sphere Entertainment Co. (a)	179,798	7,249,455
		10,886,890

Multi-line Insurance - 0.5%
Atlantic American Corp.	1,204	1,806
Horace Mann Educators Corp.	171,378	6,723,159
		6,724,965

Office Services & Supplies - 1.3%
ACCO Brands Corp.	444,171	2,331,898
Acme United Corp.	3,880	144,840
MillerKnoll, Inc.	377,522	8,528,222
NL Industries, Inc.	162,500	1,262,625
The accompanying notes are an integral part of these financial statements.

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 2024 (Unaudited)

COMMON STOCKS - 99.6% (CONTINUED)	Shares	Value
Office Services & Supplies - 1.3% (Continued)
Steelcase, Inc. - Class A	586,354	$6,930,704
		19,198,289

Oil & Gas Equipment & Services - 3.6%
Archrock, Inc.	67,974	1,691,873
Bristow Group, Inc. (a)	84,982	2,914,883
DMC Global, Inc. (a)	95,590	702,586
Energy Services of America Corp.	57,928	731,051
Forum Energy Technologies, Inc. (a)	12,781	197,978
Geospace Technologies Corp. (a)	48,238	483,345
Gulf Island Fabrication, Inc. (a)	26,490	180,397
Helix Energy Solutions Group, Inc. (a)	538,485	5,018,680
Innovex International, Inc. (a)	53,745	750,818
Mammoth Energy Services, Inc. (a)	146,574	439,722
Natural Gas Services Group, Inc. (a)	93,354	2,501,887
NCS Multistage Holdings, Inc. (a)	20,034	520,083
NPK International, Inc. (a)	382,349	2,932,617
Oil States International, Inc. (a)	373,159	1,888,184
ProFrac Holding Corp. - Class A (a)(d)	582,767	4,522,272
ProPetro Holding Corp. (a)	554,873	5,176,965
Ranger Energy Services, Inc. - Class A	130,625	2,022,075
RPC, Inc.	928,958	5,518,010
SEACOR Marine Holdings, Inc. (a)	91,507	600,286
Select Water Solutions, Inc.	640,401	8,478,909
Smart Sand, Inc.	150,892	339,507
Solaris Energy Infrastructure, Inc. - Class A	194,677	5,602,804
		53,214,932

Oil & Gas Exploration & Production - 4.1%
Amplify Energy Corp. (a)	155,622	933,732
Barnwell Industries, Inc. (a)	51,264	77,409
Berry Corp.	407,832	1,684,346
Crescent Energy Co. - Class A (d)	972,725	14,211,512
Diversified Energy Co. PLC	137,220	2,305,296
Epsilon Energy Ltd.	90,366	561,173
Gran Tierra Energy, Inc. (a)	217,552	1,572,901
Gulfport Energy Corp. (a)	75,534	13,913,363
HighPeak Energy, Inc. (d)	182,743	2,686,322
PEDEVCO Corp. (a)	61,091	47,529
PHX Minerals, Inc.	135,164	540,656
PrimeEnergy Resources Corp. (a)	8,108	1,780,436
Riley Exploration Permian, Inc.	30,987	989,105
Ring Energy, Inc. (a)	721,111	980,711
The accompanying notes are an integral part of these financial statements.

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 2024 (Unaudited)

COMMON STOCKS - 99.6% (CONTINUED)	Shares	Value
Oil & Gas Exploration & Production - 4.1% (Continued)
SandRidge Energy, Inc.	136,679	$1,600,511
Talos Energy, Inc. (a)	861,203	8,362,281
US Energy Corp. (a)	21,848	35,612
VAALCO Energy, Inc.	543,285	2,374,156
Vital Energy, Inc. (a)	192,921	5,965,117
		60,622,168

Oil & Gas Refining & Marketing - 1.6%
Delek US Holdings, Inc.	335,932	6,214,742
FutureFuel Corp.	233,310	1,234,210
Par Pacific Holdings, Inc. (a)	313,768	5,142,657
REX American Resources Corp. (a)	75,539	3,149,221
World Kinect Corp.	313,503	8,624,468
		24,365,298

Oil & Gas Storage & Transportation - 3.2%
Ardmore Shipping Corp.	218,529	2,655,127
DHT Holdings, Inc.	305,196	2,835,271
Dorian LPG Ltd.	237,809	5,795,405
Golar LNG Ltd.	3,129	132,419
International Seaways, Inc.	217,011	7,799,375
Nordic American Tankers Ltd.	203,717	509,293
Scorpio Tankers, Inc.	111,750	5,552,858
SFL Corp. Ltd.	737,851	7,540,837
Summit Midstream Corp. (a)	56,440	2,132,303
Teekay Corp. Ltd.	713,591	4,945,186
Teekay Tankers Ltd.	182,161	7,248,186
		47,146,260

Other Specialty Retail - 1.1%
1-800-Flowers.com, Inc. - Class A (a)	357,988	2,924,762
Big 5 Sporting Goods Corp.	120,130	215,033
MarineMax, Inc. (a)	22,479	650,767
ODP Corp. (a)	194,875	4,431,457
Petco Health & Wellness Co., Inc. (a)	1,185,244	4,515,780
Sally Beauty Holdings, Inc. (a)	349,350	3,650,707
Sportsman's Warehouse Holdings, Inc. (a)	126,683	338,244
		16,726,750

Packaged Foods & Meats - 0.7%
B&G Foods, Inc.	331,814	2,286,198
Coffee Holding Co., Inc. (a)	20,316	69,481
The accompanying notes are an integral part of these financial statements.

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 2024 (Unaudited)

COMMON STOCKS - 99.6% (CONTINUED)	Shares	Value
Packaged Foods & Meats - 0.7% (Continued)
Dole PLC	487,568	$6,601,671
Seneca Foods Corp. - Class A (a)	9,651	764,938
		9,722,288

Paper & Plastic Packaging Products & Materials - 0.3%
Pactiv Evergreen, Inc.	146,502	2,559,390
Ranpak Holdings Corp. (a)	363,877	2,503,474
		5,062,864

Paper Products - 0.3%
Clearwater Paper Corp. (a)	111,947	3,332,662
Mercer International, Inc.	260,107	1,690,696
		5,023,358

Passenger Airlines - 2.4%
Allegiant Travel Co.	84,748	7,976,482
JetBlue Airways Corp. (a)	1,355,420	10,653,601
SkyWest, Inc. (a)	138,004	13,818,340
Sun Country Airlines Holdings, Inc. (a)	224,324	3,270,644
		35,719,067

Personal Care Products - 0.6%
Edgewell Personal Care Co.	208,514	7,006,070
Lifevantage Corp.	48,860	856,516
Mannatech, Inc. (a)	5,650	77,970
Natural Alternatives International, Inc. (a)	24,504	105,122
Nature's Sunshine Products, Inc. (a)	7,621	111,724
		8,157,402

Pharmaceuticals - 0.5%
ALT5 Sigma Corp. (a)	16,926	78,706
Assertio Holdings, Inc. (a)	455,282	396,596
Innoviva, Inc. (a)	100,859	1,749,904
Opus Genetics, Inc. (a)	42,065	50,057
Pacira BioSciences, Inc. (a)	229,485	4,323,497
ProPhase Labs, Inc. (a)	3,856	2,919
SCYNEXIS, Inc. (a)	102,246	123,718
		6,725,397

Property & Casualty Insurance - 1.8%
Ambac Financial Group, Inc. (a)	181,633	2,297,657
Donegal Group, Inc. - Class A	90,118	1,394,125
The accompanying notes are an integral part of these financial statements.

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 2024 (Unaudited)

COMMON STOCKS - 99.6% (CONTINUED)	Shares	Value
Property & Casualty Insurance - 1.8% (Continued)
Fidelis Insurance Holdings Ltd.	433,559	$7,860,425
Hamilton Insurance Group Ltd. - Class B (a)	91,602	1,743,186
Heritage Insurance Holdings, Inc. (a)	115,131	1,393,085
Investors Title Co.	2,385	564,673
James River Group Holdings Ltd.	118,194	575,605
Mercury General Corp.	9,948	661,343
NI Holdings, Inc. (a)	21,054	330,548
Stewart Information Services Corp.	56,810	3,834,107
Tiptree, Inc.	118,413	2,470,095
United Fire Group, Inc.	74,664	2,124,191
Universal Insurance Holdings, Inc.	96,233	2,026,667
		27,275,707

Publishing - 0.5%
Gannett Co., Inc. (a)	932,992	4,720,940
Scholastic Corp.	157,550	3,360,541
		8,081,481

Real Estate Development - 0.5%
AMREP Corp. (a)	44,937	1,411,022
Forestar Group, Inc. (a)	256,453	6,647,262
		8,058,284

Real Estate Services - 1.2%
Anywhere Real Estate, Inc. (a)	576,064	1,901,011
Newmark Group, Inc. - Class A	783,604	10,037,967
Opendoor Technologies, Inc. (a)	3,137,815	5,020,504
RE/MAX Holdings, Inc. - Class A (a)	116,595	1,244,069
		18,203,551

Regional Banks - 23.9%
1st Source Corp.	76,517	4,467,062
ACNB Corp.	49,787	1,983,016
Amalgamated Financial Corp.	120,503	4,033,235
AmeriServ Financial, Inc.	96,816	253,658
Ames National Corp.	8,468	139,129
Auburn National BanCorp, Inc.	11,170	262,383
Banc of California, Inc.	160,706	2,484,515
Bank of Marin Bancorp	23,794	565,583
Bank of the James Financial Group, Inc.	20,598	315,355
Bank7 Corp.	29,226	1,363,685
BankUnited, Inc.	239,344	9,135,760
Bankwell Financial Group, Inc.	20,560	640,444
The accompanying notes are an integral part of these financial statements.

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 2024 (Unaudited)

COMMON STOCKS - 99.6% (CONTINUED)	Shares	Value
Regional Banks - 23.9% (Continued)
Banner Corp.	97,411	$6,504,132
Bar Harbor Bankshares	45,790	1,400,258
BayCom Corp.	34,399	923,269
BCB Bancorp, Inc.	60,244	713,289
Berkshire Hills Bancorp, Inc.	144,832	4,117,574
Blue Ridge Bankshares, Inc. (a)	33,453	107,719
Bridgewater Bancshares, Inc. (a)	17,418	235,317
Brookline Bancorp, Inc.	255,130	3,010,534
Business First Bancshares, Inc.	78,812	2,025,468
Byline Bancorp, Inc.	163,149	4,731,321
C&F Financial Corp.	14,203	1,011,964
California BanCorp (a)	11,265	186,323
Camden National Corp.	39,725	1,697,847
Capital Bancorp, Inc.	89,479	2,550,152
Capital City Bank Group, Inc.	25,964	951,581
Carter Bankshares, Inc. (a)	84,568	1,487,551
CB Financial Services, Inc.	33,172	948,056
Central Pacific Financial Corp.	90,584	2,631,465
CF Bankshares, Inc.	2,856	72,942
Chemung Financial Corp.	22,278	1,087,389
ChoiceOne Financial Services, Inc.	28,389	1,011,784
Citizens Community Bancorp, Inc.	59,332	966,518
Citizens Financial Services, Inc.	1,461	92,496
Citizens Holding Co.	4,256	38,559
Civista Bancshares, Inc.	52,617	1,107,062
CNB Financial Corp.	72,406	1,800,013
Coastal Financial Corp. (a)	11,591	984,192
Colony Bankcorp, Inc.	37,233	600,941
Community Trust Bancorp, Inc.	59,443	3,152,262
Community West Bancshares	67,014	1,298,061
ConnectOne Bancorp, Inc.	143,981	3,298,605
CrossFirst Bankshares, Inc. (a)	155,486	2,355,613
Dime Community Bancshares, Inc.	77,853	2,392,812
Eagle Bancorp Montana, Inc.	23,408	358,845
Eagle Bancorp, Inc.	55,189	1,436,570
Enterprise Bancorp, Inc.	60,917	2,408,658
Enterprise Financial Services Corp.	123,282	6,953,105
Equity Bancshares, Inc. - Class A	58,581	2,485,006
ESSA Bancorp, Inc.	48,508	945,906
Farmers National Banc Corp.	25,323	360,093
FB Financial Corp.	145,755	7,507,840
Financial Institutions, Inc.	69,862	1,906,534
The accompanying notes are an integral part of these financial statements.

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 2024 (Unaudited)

COMMON STOCKS - 99.6% (CONTINUED)	Shares	Value
Regional Banks - 23.9% (Continued)
Finwise Bancorp (a)	22,461	$358,927
First Bancorp	52,075	2,289,738
First Bancorp, Inc.	6,712	183,573
First Bancshares, Inc.	97,768	3,421,880
First Bank	88,724	1,248,347
First Busey Corp.	201,745	4,755,130
First Business Financial Services, Inc.	45,021	2,084,022
First Capital, Inc.	14,705	469,090
First Community Corp.	9,359	224,616
First Financial Bancorp	306,065	8,227,027
First Financial Corp.	48,142	2,223,679
First Foundation, Inc.	55,382	343,922
First Guaranty Bancshares, Inc.	42,306	480,596
First Internet Bancorp	7,242	260,640
First Merchants Corp.	220,364	8,790,320
First Mid Bancshares, Inc.	54,868	2,020,240
First National Corp.	14,130	325,131
First Northwest Bancorp	17,661	180,142
First of Long Island Corp.	60,924	711,592
First Savings Financial Group, Inc.	29,231	776,375
First United Corp.	24,893	839,143
First US Bancshares, Inc.	6,712	84,034
First Western Financial, Inc. (a)	22,939	448,457
Firstsun Capital Bancorp (a)	35,715	1,430,386
Flushing Financial Corp.	94,908	1,355,286
Franklin Financial Services Corp.	32,272	964,933
FS Bancorp, Inc.	36,211	1,486,824
FVCBankcorp, Inc. (a)	56,961	716,000
Great Southern Bancorp, Inc.	8,095	483,272
Guaranty Bancshares, Inc.	5,574	192,860
Hanmi Financial Corp.	108,704	2,567,589
HarborOne Bancorp, Inc.	123,756	1,464,034
Hawthorn Bancshares, Inc.	28,496	807,862
Heartland Financial USA, Inc.	112,479	6,895,525
Heritage Commerce Corp.	158,347	1,485,295
Heritage Financial Corp.	118,851	2,911,850
Hilltop Holdings, Inc.	199,528	5,712,487
Home Bancorp, Inc.	31,448	1,453,212
Hope Bancorp, Inc.	431,536	5,303,577
Horizon Bancorp, Inc.	117,080	1,886,159
Independent Bank Corp./MI	67,654	2,356,389
Independent Bank Corp.	121,962	7,828,741
The accompanying notes are an integral part of these financial statements.

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 2024 (Unaudited)

COMMON STOCKS - 99.6% (CONTINUED)	Shares	Value
Regional Banks - 23.9% (Continued)
Independent Bank Group, Inc.	61,040	$3,703,297
Investar Holding Corp.	54,123	1,188,541
Kearny Financial Corp.	166,738	1,180,505
Landmark Bancorp, Inc.	14,556	349,493
LCNB Corp.	48,956	740,704
MainStreet Bancshares, Inc.	33,064	598,458
Mercantile Bank Corp.	55,476	2,468,127
Metropolitan Bank Holding Corp. (a)	40,142	2,344,293
Mid Penn Bancorp, Inc.	37,063	1,068,897
Middlefield Banc Corp.	17,265	484,283
Midland States Bancorp, Inc.	56,500	1,378,600
MidWestOne Financial Group, Inc.	63,137	1,838,549
MVB Financial Corp.	12,979	268,665
National Bank Holdings Corp. - Class A	129,114	5,559,649
Northeast Community Bancorp, Inc.	64,317	1,573,194
Northfield Bancorp, Inc.	129,082	1,499,933
Northrim BanCorp, Inc.	17,565	1,369,016
Northwest Bancshares, Inc.	289,042	3,812,464
Oak Valley Bancorp	35,801	1,047,179
OceanFirst Financial Corp.	133,122	2,409,508
OFG Bancorp	107,985	4,569,925
Ohio Valley Banc Corp.	8,744	211,692
Old Point Financial Corp.	18,792	489,720
Old Second Bancorp, Inc.	121,017	2,151,682
OP Bancorp	52,929	836,808
Origin Bancorp, Inc.	89,789	2,989,076
Orrstown Financial Services, Inc.	76,236	2,791,000
Parke Bancorp, Inc.	47,799	980,358
PCB Bancorp	54,550	1,104,092
Peapack-Gladstone Financial Corp.	51,121	1,638,428
Penns Woods Bancorp, Inc.	28,602	869,215
Peoples Bancorp of North Carolina, Inc. (d)	31,765	992,656
Peoples Bancorp, Inc.	143,286	4,540,733
Peoples Financial Services Corp.	37,972	1,943,407
Pioneer Bancorp, Inc. (a)	60,164	693,089
Plumas Bancorp	2,856	134,975
Preferred Bank	38,365	3,313,969
Premier Financial Corp.	92,630	2,368,549
Primis Financial Corp.	16,106	187,796
Princeton Bancorp, Inc.	32,772	1,128,340
Provident Financial Holdings, Inc.	26,964	428,997
Provident Financial Services, Inc.	261,165	4,928,184
The accompanying notes are an integral part of these financial statements.

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 2024 (Unaudited)

COMMON STOCKS - 99.6% (CONTINUED)	Shares	Value
Regional Banks - 23.9% (Continued)
QCR Holdings, Inc.	67,267	$5,424,411
RBB Bancorp	55,760	1,142,522
Renasant Corp.	200,824	7,179,458
Republic Bancorp, Inc. - Class A	64,930	4,536,659
Rhinebeck Bancorp, Inc. (a)	51,264	494,185
Riverview Bancorp, Inc.	94,406	541,890
S&T Bancorp, Inc.	136,854	5,230,560
Sandy Spring Bancorp, Inc.	102,747	3,463,601
SB Financial Group, Inc.	39,637	828,810
Shore Bancshares, Inc.	34,482	546,540
Sierra Bancorp	78,761	2,277,768
Simmons First National Corp. - Class A	352,924	7,827,854
SmartFinancial, Inc.	70,677	2,189,573
Sound Financial Bancorp, Inc.	6,524	343,489
South Plains Financial, Inc.	88,847	3,087,433
Southern First Bancshares, Inc. (a)	15,105	600,424
Southern Missouri Bancorp, Inc.	20,844	1,195,820
Southern States Bancshares, Inc.	7,123	237,267
Southside Bancshares, Inc.	78,013	2,477,693
Stellar Bancorp, Inc.	146,122	4,142,559
Sterling Bancorp, Inc. (a)	44,945	213,938
Third Coast Bancshares, Inc. (a)	29,659	1,006,923
Timberland Bancorp, Inc.	51,572	1,573,462
Towne Bank	34,048	1,159,675
TriCo Bancshares	47,253	2,064,956
TrustCo Bank Corp. NY	75,233	2,506,011
Trustmark Corp.	82,788	2,928,212
Union Bankshares, Inc.	400	11,564
United Bancorp, Inc.	1,509	19,436
United Security Bancshares	51,540	520,554
Unity Bancorp, Inc.	34,932	1,523,385
Univest Financial Corp.	98,430	2,904,669
Veritex Holdings, Inc.	173,323	4,707,453
Virginia National Bankshares Corp.	687	26,243
WaFd, Inc.	220,964	7,123,879
WesBanco, Inc.	195,398	6,358,251
Western New England Bancorp, Inc.	83,595	769,074
		356,910,600

Reinsurance - 0.9%
Greenlight Capital Re Ltd. - Class A (a)	108,739	1,522,346
SiriusPoint Ltd. (a)	716,285	11,739,911
		13,262,257

The accompanying notes are an integral part of these financial statements.

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 2024 (Unaudited)

COMMON STOCKS - 99.6% (CONTINUED)	Shares	Value
Research & Consulting Services - 0.2%
Mistras Group, Inc. (a)	203,302	$1,841,916
Resources Connection, Inc.	166,538	1,420,569
		3,262,485

Restaurants - 0.3%
Ark Restaurants Corp.	20,709	227,799
Biglari Holdings, Inc. - Class B (a)	9,268	2,356,760
El Pollo Loco Holdings, Inc. (a)	175,555	2,025,905
Flanigan's Enterprises, Inc.	14,280	360,570
Good Times Restaurants, Inc. (a)	38,584	99,932
		5,070,966

Semiconductor Materials & Equipment - 0.4%
AXT, Inc. (a)	145,664	316,091
Photronics, Inc. (a)	260,429	6,135,707
Trio-Tech International (a)	36,076	209,602
		6,661,400

Semiconductors - 0.1%
Alpha & Omega Semiconductor Ltd. (a)	42,303	1,566,480
Magnachip Semiconductor Corp. (a)	112,297	451,434
		2,017,914

Specialized Finance - 0.5%
Acacia Research Corp. (a)	163,076	707,750
Banco Latinoamericano de Comercio Exterior SA	145,846	5,187,742
SWK Holdings Corp. (a)	51,880	822,817
		6,718,309

Specialty Chemicals - 0.6%
Alto Ingredients, Inc. (a)	253,926	396,124
Ecovyst, Inc. (a)	320,079	2,445,404
Rayonier Advanced Materials, Inc. (a)	356,960	2,944,920
Valhi, Inc.	141,449	3,308,492
		9,094,940

Steel - 1.9%
Ascent Industries Co. (a)	44,693	499,668
Friedman Industries, Inc.	36,629	560,057
Metallus, Inc. (a)	252,700	3,570,651
The accompanying notes are an integral part of these financial statements.

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 2024 (Unaudited)

COMMON STOCKS - 99.6% (CONTINUED)	Shares	Value
Steel - 1.9% (Continued)
Olympic Steel, Inc.	60,805	$1,995,012
Radius Recycling, Inc. - Class A	133,356	2,029,678
Ramaco Resources, Inc.	120,887	1,240,301
Ramaco Resources, Inc. - Class B	1,629	16,099
Ryerson Holding Corp.	202,607	3,750,255
SunCoke Energy, Inc.	485,668	5,196,648
Warrior Met Coal, Inc.	185,603	10,067,107
		28,925,476

Systems Software - 0.1%
Adeia, Inc.	112,874	1,577,979

Technology Distributors - 0.4%
ScanSource, Inc. (a)	136,305	6,467,672

Technology Hardware, Storage & Peripherals - 0.5%
AstroNova, Inc. (a)	2,000	24,020
Eastman Kodak Co. (a)	417,758	2,744,670
Xerox Holdings Corp.	589,234	4,967,243
		7,735,933

Textiles - 0.0%(b)
Crown Crafts, Inc.	44,772	200,579
Unifi, Inc. (a)	37,778	236,112
		436,691

Trading Companies & Distributors - 1.6%
BlueLinx Holdings, Inc. (a)	47,254	4,827,469
DNOW, Inc. (a)	563,089	7,325,788
Hudson Technologies, Inc. (a)	170	948
MRC Global, Inc. (a)	376,014	4,805,459
Titan Machinery, Inc. (a)	20,000	282,600
Willis Lease Finance Corp.	34,628	7,187,041
		24,429,305

Transaction & Payment Processing Services - 0.5%
Paysafe Ltd. (a)	250,604	4,285,329
Repay Holdings Corp. (a)	475,818	3,630,491
		7,915,820

Wireless Telecommunication Services - 1.1%
Telephone and Data Systems, Inc.	436,281	14,881,545
The accompanying notes are an integral part of these financial statements.

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 2024 (Unaudited)

COMMON STOCKS - 99.6% (CONTINUED)	Shares	Value
Wireless Telecommunication Services - 1.1% (Continued)
United States Cellular Corp. (a)	34,902	$2,189,053
		17,070,598
TOTAL COMMON STOCKS (Cost $1,328,707,815)		1,488,382,883

CONTINGENT VALUE RIGHTS - 0.0%(b)
Communication Systems/Pineapple Holdings (a)(c)	3,750	1,012
Resolute Forest Products (a)(c)	236,000	68,440
TOTAL CONTINGENT VALUE RIGHTS (Cost $0)		69,452

REAL ESTATE INVESTMENT TRUSTS - 0.0%(b)
Real Estate Operating Companies - 0.0%(b)
Transcontinental Realty Investors, Inc. (a)	1,400	41,734
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $62,286)		41,734

WARRANTS - 0.0%(b)	Contracts
Oil & Gas Drilling - 0.0%(b)
Nabors Industries Ltd., Expires 06/11/2026, Exercise Price $166.67 (a)	5,200	18,980
TOTAL WARRANTS (Cost $0)		18,980

PREFERRED STOCKS - 0.0%(b)	Shares
Air Freight & Logistics - 0.0%(b)
Air T Funding 8.00%, 06/07/2049	529	8,988
TOTAL PREFERRED STOCKS (Cost $11,003)		8,988

SHORT-TERM INVESTMENTS - 1.4%
Investments Purchased with Proceeds from Securities Lending - 1.0%
First American Government Obligations Fund - Class X, 4.41% (d)	15,138,308	15,138,308

Money Market Funds - 0.4%
First American Government Obligations Fund - Class X, 4.41% (e)	5,387,548	5,387,548
TOTAL SHORT-TERM INVESTMENTS (Cost $20,525,856)		20,525,856

TOTAL INVESTMENTS - 101.0% (Cost $1,349,306,960)		$1,509,047,893
Liabilities in Excess of Other Assets - (1.0%)		(14,374,752)
TOTAL NET ASSETS - 100.0%		$1,494,673,141

Percentages are stated as a percent of net assets.

AMBAC - American Municipal Bond Assurance Corporation
PLC - Public Limited Company
SA - Sociedad Anónima
SE - Societas Europeae
The accompanying notes are an integral part of these financial statements.

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 2024 (Unaudited)

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $69,452 or 0.0% of net assets as of December 31, 2024.

(d)	All or a portion of this security is on loan as of December 31, 2024. The total market value of these securities was $14,798,602 which represented 1.0% of net assets.
(e)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(b) Not applicable
The accompanying notes are an integral part of these financial statements.

BRIDGEWAY ETFs
Item 7. Financial Statements and Financial Highlights for Open-End Management Investment
Companies.

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2024 (Unaudited)

	EA Bridgeway Blue Chip ETF	EA Bridgeway Omni Small Cap Value ETF
ASSETS:
Investments, at value (See Note 2)	$225,517,590	$1,509,047,893
Cash	—	5,037
Receivable for investments sold	13,951,081	—
Receivable for fund shares sold	8,810,273	1,622,490
Dividends receivable	122,309	1,230,582
Interest receivable	2,280	15,338
Dividend tax reclaims receivable	—	12,570
Security lending income receivable (See Note 4)	—	26,076
Total assets	248,403,533	1,511,959,986

LIABILITIES:
Payable for investments purchased	14,274,271	1,556,352
Payable for fund shares redeemed	8,137,000	—
Payable to adviser (See Note 3)	29,024	592,185
Payable upon return of securities loaned (See Note 4)	—	15,138,308
Total liabilities	22,440,295	17,286,845
NET ASSETS	$225,963,238	$1,494,673,141

NET ASSETS CONSISTS OF:
Paid-in capital	$141,111,847	$1,285,949,612
Total distributable earnings (accumulated deficit)	84,851,391	208,723,529
Total net assets	$225,963,238	$1,494,673,141

Net assets	$225,963,238	$1,494,673,141
Shares issued and outstanding(a)	17,356,288	69,091,561
Net asset value per share	$13.02	$21.63

COST:
Investments, at cost	$151,436,053	$1,349,306,960

LOANED SECURITIES:
At value (included in investments)	$—	$14,798,602

(a) Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

1

BRIDGEWAY ETFs
STATEMENTS OF OPERATIONS
For the Period Ended December 31, 2024 (Unaudited)

	EA Bridgeway Blue Chip ETF	EA Bridgeway Omni Small Cap Value ETF
INVESTMENT INCOME:
Dividend income	$1,937,867	$16,135,511
Less: Dividend withholding taxes	—	(17,139)
Less: Issuance fees	—	(2,228)
Interest income	13,606	47,624
Securities lending income (See Note 4)	—	153,553
Total investment income	1,951,473	16,317,321

EXPENSES:
Investment advisory fee (See Note 3)	156,838	3,304,035
Total expenses	156,838	3,304,035
NET INVESTMENT INCOME	1,794,635	13,013,286

REALIZED AND UNREALIZED GAIN
Net realized gain (loss) from:
Investments	(355,170)	(4,254,191)
In-kind redemptions	12,686,024	73,583,860
Net realized gain	12,330,854	69,329,669
Net change in unrealized appreciation on:
Investments	4,129,022	16,150,351
Net change in unrealized appreciation	4,129,022	16,150,351
Net realized and unrealized gain	16,459,876	85,480,020
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$18,254,511	$98,493,306

The accompanying notes are an integral part of these financial statements.

2

BRIDGEWAY ETFs
STATEMENTS OF CHANGES IN NET ASSETS

	EA Bridgeway Blue Chip ETF		EA Bridgeway Omni Small Cap Value ETF
	Period ended December 31, 2024 (Unaudited)	Year ended June 30, 2024	Period ended December 31, 2024 (Unaudited)	Year ended June 30, 2024
OPERATIONS:
Net investment income	$1,794,635	$2,392,675	$13,013,286	$18,783,515
Net realized gain	12,330,854	25,102,160	69,329,669	114,546,157
Net change in unrealized appreciation	4,129,022	3,736,968	16,150,351	11,727,221
Net increase in net assets from operations	18,254,511	31,231,803	98,493,306	145,056,893

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(3,101,274)	(2,206,508)	(23,752,300)	(15,734,014)
Total distributions to shareholders	(3,101,274)	(2,206,508)	(23,752,300)	(15,734,014)

CAPITAL TRANSACTIONS:
Subscriptions	47,169,715	68,428,906	322,587,405	627,965,070
Redemptions	(17,729,722)	(40,348,930)	(175,613,560)	(269,441,835)
ETF transaction fees (See Note 1)	1	13	430	522
Net increase in net assets from capital transactions	29,439,994	28,079,989	146,974,275	358,523,757

NET INCREASE IN NET ASSETS	44,593,231	57,105,284	221,715,281	487,846,636

NET ASSETS:
Beginning of the period	181,370,007	124,264,723	1,272,957,860	785,111,224
End of the period	$225,963,238	$181,370,007	$1,494,673,141	$1,272,957,860

SHARES TRANSACTIONS
Subscriptions	3,700,000	6,200,000	14,700,000	32,150,000
Redemptions	(1,375,000)	(3,800,000)	(7,975,000)	(13,850,000)
Total increase in shares outstanding	2,325,000	2,400,000	6,725,000	18,300,000

The accompanying notes are an integral part of these financial statements.

3

BRIDGEWAY ETFs

FINANCIAL HIGHLIGHTS

		INVESTMENT OPERATIONS:			LESS DISTRIBUTIONS FROM:						SUPPLEMENTAL DATA AND RATIOS:
For the period ended	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss) on investments(b)	Total from investment operations	From net investment income	Net realized and unrealized loss	Total distributions	ETF transaction fees per share	Net asset value, end of period	Total return(c)	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before expense reimbursement / recoupment(d)	Ratio of expenses to average net assets after expense reimbursement / recoupment(d)	Ratio of net investment income to average net assets(d)	Portfolio turnover rate(c)(e)
EA Bridgeway Blue Chip ETF
12/31/2024(f)	$12.07	0.11	1.02	1.13	(0.18)	—	(0.18)	$0.00(g)	$13.02	9.40%	$225,963	0.15%	0.15%	1.72%	6%
6/30/2024	$9.84	0.19	2.21	2.40	(0.17)	—	(0.17)	$0.00(g)	$12.07	24.75%	$181,370	0.15%	0.15%	1.75%	6%
6/30/2023(i)	$12.15	0.20	1.84	2.04	(0.26)	(4.09)	(4.35)	$0.00	$9.84	24.50%	$124,265	0.22%	0.15%	1.90%	12%
6/30/2022	$15.84	0.27	(1.34)	(1.07)	(0.30)	(2.32)	(2.62)	$0.00	$12.15	-9.32%	$326,240	0.23%	0.15%	1.81%	24%
6/30/2021	$13.96	0.31	4.73	5.04	(0.35)	(2.81)	(3.16)	$0.00	$15.84	39.75%	$432,186	0.24%	0.15%	2.07%	7%
6/30/2020	$14.99	0.33	0.28	0.61	(0.32)	(1.32)	(1.64)	$0.00	$13.96	3.49%	$477,400	0.27%	0.15%	2.28%	15%
EA Bridgeway Omni Small Cap Value ETF
12/31/2024(f)	$20.41	0.20	1.37	1.57	(0.35)	—	(0.35)	$0.00(g)	$21.63	7.71%	$1,494,673	0.45%	0.45%	1.79%	3%
6/30/2024	$17.82	0.36	2.53	2.89	(0.30)	—	(0.30)	$0.00(g)	$20.41	16.27%	$1,272,958	0.47%	0.47%	1.82%	6%
6/30/2023(j)	$19.42	0.37	0.53	0.90	(0.45)	(2.05)	(2.50)	$0.00	$17.82	4.41%	$785,111	0.62%	0.47%	1.93%	45%
6/30/2022	$20.89	0.27	(1.54)	(1.27)	(0.20)	—	(0.20)	$0.00	$19.42	-6.17%	$814,555	0.67%	0.47%	1.26%	30%
6/30/2021	$10.92	0.19	9.95	10.14	(0.17)	—	(0.17)	$0.00	$20.89	93.49%	$853,248	0.69%	0.47%	1.18%	26%
6/30/2020	$14.43	0.19	(3.63)	(3.44)	(0.07)	—	(0.07)	$0.00	$10.92	-23.98%	$427,515	0.74%	0.55%	1.40%	63%

(a)	Net investment income per share has been calculated based on average shares outstanding during the period.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.
(f)	Unaudited.
(g)	Amount represents less than $0.005 per share.
The accompanying notes are an integral part of these financial statements.

4

BRIDGEWAY ETFs

(i)	EA Bridgeway Blue Chip ETF (the “Fund”) acquired all of the assets and liabilities of the Bridgeway Blue Chip Fund (“Predecessor Fund”) in a reorganization on October 14, 2022. Market price returns are calculated using the official closing price listing exchange as of the time that the Fund’s NAV of the Fund on the is calculated. Prior to the Fund’s listing on October 14, 2022, the NAV performance of the Class N Shares of the Predecessor Fund are used as proxy market price returns.
(j)	EA Bridgeway Omni Small-Cap Value ETF (the “Fund”) acquired all of the assets and liabilities of the Bridgeway Omni Tax Managed Small-Cap Value Fund (“Predecessor Fund”) in a reorganization on March 10, 2023. Market price returns are calculated using the official closing price listing exchange as of the time that the Fund’s NAV of the Fund on the is calculated. Prior to the Fund’s listing on March 10, 2023, the NAV performance of the Class N Shares of the Predecessor Fund are used as proxy market price returns.
The accompanying notes are an integral part of these financial statements.

5

BRIDGEWAY ETFs

NOTES TO THE FINANCIAL STATEMENTS
December 31, 2024 (Unaudited)

EA Bridgeway Blue Chip ETF (“BBLU”) and EA Bridgeway Omni Small-Cap Value ETF (“BSVO”) (individually, a “Fund”, or collectively, the “Funds”) are each a series of the EA Series Trust (the “Trust”), which was organized as a Delaware statutory trust on October 11, 2013. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). Each Fund is considered diversified under the 1940 Act. Each Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946-Financial Services-Investment Companies. See the Fund’s Prospectus and Statement of Additional Information regarding the risks of investing in shares of the Fund.

Ticker	ETF Listing Date	Creation Unit Size	Listing Exchange
BBLU	October 14, 2022	25,000	NYSE Arca, Inc.
BSVO	March 10, 2023	25,000	The Nasdaq Stock Market LLC

The investment objective for each Fund is to:

Fund	Investment Objective
BBLU	seeks to provide long-term total return on capital, primarily through capital appreciation, but also some income.
BSVO	seeks to provide long-term total return on capital, primarily through capital appreciation.

BBLU converted from an open-end mutual fund to an exchange-traded fund (“ETF”) on October 14, 2022. BBLU is the successor to the Bridgeway Blue Chip Fund (the “Predecessor Fund”), a series of Bridgeway Funds, Inc., which had the same investment objective as the Fund. Bridgeway Capital Management, LLC (the “Sub-Adviser”), the sub-adviser to the Fund, was the investment adviser to the Predecessor Fund. Effective as of immediately prior to the open of business on October 14, 2022, the assets and liabilities of the Predecessor Fund were transferred to the Fund in exchange for shares of the Fund. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, for tax purposes the cost basis of the investments received from the Predecessor Fund was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Costs incurred by the Fund in connection with the reorganization were paid by the Sub-Adviser. The fiscal year-end of the Predecessor Fund and the Fund is June 30. As of October 14, 2022, the net assets of the Predecessor Fund were $194,242,031, including $102,508,842 of net unrealized appreciation from a tax basis, all of which were transferred into the Fund at the closing of the reorganization. The transfer of net assets resulted in the creation of 19,806,290 shares of the Fund and an initial NAV per share of $9.81 at the closing of the reorganization.

BSVO converted from an open-end mutual fund to an ETF on March 10, 2023. BSVO is the successor to the Bridgeway Omni Tax Managed Small-Cap Value Fund (the “Predecessor Fund”), a series of Bridgeway Funds, Inc., which had the same investment objective as the Fund. Bridgeway Capital Management, LLC (the “Sub-Adviser”), the sub-adviser to the Fund, was the investment adviser to the Predecessor Fund. Effective as of immediately prior to the open of business on March 10, 2023, the assets and liabilities of the Predecessor Fund were transferred to the Fund in exchange for shares of the Fund. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, for tax purposes the cost basis of the investments received from the Predecessor Fund was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Costs incurred by the Fund in connection with the reorganization were paid by the Sub-Adviser. The fiscal year-end of the Predecessor Fund and the Fund is June 30. As of March 10, 2023, the net assets of the Predecessor Fund were $814,020,096, including $159,235,124 of net unrealized appreciation from a tax basis, all of which were transferred into the Fund at the closing of the reorganization. The transfer of net assets resulted in the creation of 44,891,561 shares of the Fund and an initial NAV per share of $18.13 at the closing of the reorganization.
The primary purpose of the reorganizations into the Trust were to provide shareholders the continued benefit of stable and highly regulated investment vehicles in addition to the benefits of tax efficiency.

6

BRIDGEWAY ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
December 31, 2024 (Unaudited)

The reorganizations were accomplished by a tax-free exchange of shares. Fees and expenses incurred to effect the reorganizations were borne by the Sub-Adviser. The Funds are expected to experience the same or lower overall expenses as compared to their respective Predecessor Fund because the Funds have a unitary fee structure under which both operating expenses and management fees are paid.

The Reorganizations did not result in a material change to either Predecessor Fund’s investment portfolio as compared to that of the corresponding Fund. There are no material differences in accounting policies of either Predecessor Fund as compared to that of the corresponding Fund. Neither Fund purchased or sold securities following the Reorganization for purposes of realigning their investment portfolio.

Market prices for the shares may be different from their net asset value (“NAV”). Each Fund issues and redeems shares on a continuous basis at NAV only in blocks of shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in share amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is a participant of a clearing agency registered with the SEC, which has a written agreement with the Trust or one of its service providers that allows the authorized participant to place orders for the purchase and redemption of creation units. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
Authorized Participants may be required to pay a transaction fee to compensate the Trust or its custodian for costs incurred in connection with creation and redemption transactions. Certain transactions consisting all or partially of cash may also be subject to a variable charge, which is payable to the relevant Fund, of up to 2.00% of the value of the order in addition to the transaction fee. A Fund may determine to waive the variable charge on certain orders when such waiver is determined to be in the best interests of Fund shareholders. Transaction fees received by a Fund, if any, are displayed in the Capital Share Transactions sections of the Statements of Changes in Net Assets.
The end of the reporting period for each Fund is December 31, 2024, and the period covered by these Notes to Financial Statements is from July 1, 2024 to December 31, 2024 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC dba EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. In accordance with Rule 2a-5 under the 1940 Act, the Board designated the

7

BRIDGEWAY ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
December 31, 2024 (Unaudited)

Adviser as the “valuation designee” of the Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of current fiscal period, only BSVO held securities that required fair valuation due to unobservable inputs.

As described above, the Funds may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the fair value classification of the Funds’ investments as of current fiscal period:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
BBLU
Assets
Common Stocks	$225,135,225	$—	$—	$225,135,225
Money Market Funds	382,365	—	—	382,365
Total Investments in Securities	$225,517,590	$—	$—	$225,517,590

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
BSVO

8

BRIDGEWAY ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
December 31, 2024 (Unaudited)

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Common Stocks	$1,488,366,503	$16,380	$ 0(a)	$1,488,382,883
Contingent Value Rights	—	—	69,452	69,452
Real Estate Investment Trusts	41,734	—	—	41,734
Warrants	18,980	—	—	18,980
Preferred Stocks	8,988	—	—	8,988
Investments Purchased with Proceeds from Securities Lending	15,138,308	—	—	15,138,308
Money Market Funds	5,387,548	—	—	5,387,548
Total Investments in Securities	$1,508,962,061	$16,380	$69,452	$1,509,047,893

(a)	Amount represents less than $0.50.

Refer to the Schedule of Investments for further disaggregation of investment categories.

During current fiscal period, BBLU did not invest in Level 3 investments nor recognized transfers to/from Level 3.

During current fiscal period, BSVO did invest in Level 3 investments and recognized transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

	BSVO
	Contingent Value Rights	Common Stocks
Value, Beginning of Current Fiscal Period	$69,827	$1
Purchases	—
Proceeds from Sales	—	(2)
Net Realized Gains (Losses)	—	(59,980)
Return of Capital	—	—
Change in Unrealized Appreciation (Depreciation)	(375)	59,981
Transfers In/(Out) of Level 3	—	—
Value, End of Current Fiscal Period	$69,452	$0	(a)

(a)Amount represents less than $0.50.

Significant unobservable valuation inputs monitored by the Valuation Designee under the supervision of the Adviser for restricted securities or material Level 3 investments for the current fiscal period, for the Fund are as follows:

9

BRIDGEWAY ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
December 31, 2024 (Unaudited)

	Fair Value at December 31, 2024		Valuation Technique	Unobservable Input	Input Values (Ranges)
Contingent Value Rights	$1,012		Projected Final Distribution	Discount of Projected Distribution	$0.27 - $0.37
Contingent Value Rights	$68,440		Projected Final Distribution	Discount of Projected Distribution	$0.29
Common Stock	$0	(a)	Bankruptcy Details	Bankruptcy Details	$0	(a)
(a) Amount represents less than $0.50.

B.Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts using the spot rate of exchange at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. That portion of gains (losses) attributable to the changes in market prices and the portion of gains (losses) attributable to changes in foreign exchange rates are included on the “Statement of Operations” under “Net realized gain (loss) – Foreign currency.”

Each Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal year-end, resulting from changes in exchange rates.

C.Federal Income Taxes. The Funds’ policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Each Fund plans to file U.S. Federal and various state and local tax returns.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the current fiscal period, the Funds did not incur any interest or penalties.

D.Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

10

BRIDGEWAY ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
December 31, 2024 (Unaudited)

Distributions received from a Funds’ investments in REITs and MLPs may be characterized as ordinary income, net capital gain, or return of capital. The proper characterization of such distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of their income and distributions for financial statement purposes. Such estimates are based on historical information available from each MLP and other industry sources. The actual character of distributions to each Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of such investments, a portion of the distributions received by each Fund’s shareholders may represent a return of capital.

Distributions to shareholders from net investment income and net realized gains on securities normally are declared and paid on an annual basis for each Fund. Distributions are recorded on the ex-dividend date. Each Fund may distribute more frequently, if necessary, for tax purposes.

E.Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

F.Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for regular trading. The offering and redemption price per share for each Fund is equal to the Fund’s net asset value per share.

G.Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. Additionally, as is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. As of the date of this Report, no claim has been made for indemnification pursuant to any such agreement of the Funds.

H.Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. In addition, the Funds realized net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from distributable earnings to paid-in capital. For the fiscal year ended June 30, 2024, the following table shows the reclassifications made:

	Distributable Earnings	Paid-in Capital
BBLU	$(25,460,100)	$25,460,100
BSVO	(127,681,900)	127,681,900

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Empowered Funds, LLC dba EA Advisers (the “Adviser”) serves as the investment adviser to the Funds. Pursuant to investment advisory agreements (the “Advisory Agreements”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreements, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser agrees to pay all expenses incurred by the Funds except for the fee paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted

11

BRIDGEWAY ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
December 31, 2024 (Unaudited)

pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs), litigation expense (including class action-related services) and other non-routine or extraordinary expenses. Per the Advisory Agreement, BBLU and BSVO each pays an annual rate with breakpoints as noted below to the Adviser monthly based on average daily net assets.

Fund	AUM Level	Fee
BBLU	< 3 billion	15 bps
	3 billion to 10 billion	13 bps
	10 billion to 20 billion	12 bps
	> 20 billion	11 bps
BSVO	< 1 billion	47 bps
	1 billion to 2 billion	42 bps
	> 2 billion	40 bps

Prior to conversion, the Bridgeway Blue Chip Fund paid an annual rate of 0.08% to the Adviser monthly based on average daily net assets. In addition, the Bridgeway Blue Chip Fund capped expenses at an annual rate 0.15% based on average daily net assets. Prior to conversion, the Bridgeway Omni Tax-Managed Small-Cap Value Fund paid an annual rate of 0.50% to the Adviser monthly based on average daily net assets. In addition, the Bridgeway Omni Tax-Managed Small-Cap Value Fund capped expenses at an annual rate 0.60% based on average daily net assets. Effective January 1, 2020, the Bridgeway Capital Management, LLC, voluntarily agreed to waive its management fees and/or reimburse expenses in an additional amount such that the net fiscal year expense ratio for the Bridgeway Omni Tax-Managed Small-Cap Value Fund did not exceed 0.47%.

Bridgeway Capital Management, LLC, serves as a discretionary investment sub-adviser to the Funds. Pursuant to an investment sub-advisory agreement (the “Sub-Advisory Agreement”) among the Trust, the Adviser and the Sub-Adviser, the Sub-Adviser is responsible for determining the investment exposures for the Funds, subject to the overall supervision and oversight of the Adviser and the Board.

U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds’ Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of the Administrator, serves as the Funds’ Custodian.

The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the Funds.

NOTE 4 – SECURITIES LENDING

Each Fund may lend up to 33 1/3% of the value of the securities in their portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan, plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. The Funds receive compensation in the form of fees and earn interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss on the value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the terms of the securities lending agreement to recall the securities from the borrower on demand.

12

BRIDGEWAY ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
December 31, 2024 (Unaudited)

The securities lending agreement provides that, in the event of a borrower’s material default, the Securities Lending Agent shall take all actions the Securities Lending Agent deems appropriate to liquidate the collateral, purchase replacement securities at the Securities Lending Agent’s expense, or pay the Fund an amount equal to the market value of the loaned securities, subject to certain limitations which are set forth in detail in the securities lending agreement between the Fund and the Securities Lending Agent.

During the current fiscal period, only BSVO had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with the Trust-approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the Securities Lending Agent.

As of the end of the current fiscal period, the values of the securities on loan and payable for collateral due to broker for the applicable funds were as follows:

Values of Securities on Loan	Payment for Collateral received*	Percentage of Net Assets of Securities on Loan
$14,798,602	$15,138,308	1.0%

* The cash collateral received was invested in the First American Money Market Government Obligations Fund as shown on the Schedule of Investments. The investment objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.

The interest income earned by the funds on the investment of cash collateral received from borrowers for the securities loaned to them (“Securities Lending Income, Net”) is reflected in the Funds’ Statements of Operations. Net securities lending income earned on collateral investments and recognized by BSVO during the current fiscal period was  $153,553.

Due to the absence of a master netting agreement related to the Funds’ participation in securities lending, no additional offsetting disclosures have been made on behalf of the Funds for the total borrowings listed above.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the current fiscal period, purchases and sales of securities for the applicable Funds, excluding short-term securities and in-kind transactions for each Fund were as follows:

	Purchases	Sales
BBLU	$11,430,508	$12,507,296
BSVO	214,772,262	48,959,563

For the current fiscal period, in-kind transactions associated with creations and redemptions for each Fund were as follows:

	Purchases	Sales
BBLU	$46,204,923	$17,286,101
BSVO	145,893,090	172,566,916

There were no purchases or sales of U.S. Government securities during the current fiscal period in either Fund.

13

BRIDGEWAY ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
December 31, 2024 (Unaudited)

NOTE 6 – TAX INFORMATION

The components of tax basis cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes at June 30, 2024, for each Fund were as follows:

	BBLU	BSVO
Tax cost of Investments	$111,870,922	$1,146,774,461
Gross tax unrealized appreciation	72,516,345	236,484,435
Gross tax unrealized depreciation	(3,098,537)	(94,977,597)
Net tax unrealized appreciation (depreciation)	$69,417,808	$141,506,838
Undistributed ordinary income	1,004,533	7,848,805
Undistributed long-term gain	—	—
Total distributable earnings	$1,004,533	$7,848,805
Other accumulated gain (loss)	(724,187)	(15,373,120)
Total accumulated gain (loss)	$69,698,154	$133,982,523

Under tax law, certain capital and foreign currency losses realized after October 31st and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.

For the fiscal year ended June 30, 2024, the Funds did not defer any post-October capital or late-year losses.

At June 30, 2024, each Fund had the following capital loss carryforwards that do not expire:

	Unlimited Short-Term Capital Loss Carryover	Unlimited Long-Term Capital Loss Carryover
BBLU	$(16,777)	$(707,410)
BSVO	$(8,947,532)	$(6,425,588)

NOTE 7 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by each Fund during the current fiscal period and the fiscal year ended June 30, 2024, were as follows:

	Ordinary Income
	December 31, 2024	June 30, 2024
BBLU	$3,101,274	$2,206,508
BSVO	23,752,300	15,734,014

NOTE 8 – SUBSEQUENT EVENTS

In preparing these financial statements, management of the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no transactions that occurred during the period subsequent to the current fiscal period that materially impacted the amounts or disclosures in the Funds’ financial statements

14

BRIDGWAY ETFs
FEDERAL TAX INFORMATION (UNAUDITED)

For the fiscal year ended June 30, 2024, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

BBLU	100.00%
BSVO	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended June 30, 2024 was as follows:

BBLU	100.00%
BSVO	86.49%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under the Internal Revenue Section 871 (k)(2)(C) for each of the Funds was as follows:

BBLU	0.00%
BSVO	0.00%

15

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment
Companies.

There were no matters concerning changes in and disagreements with Accountants on accounting and financial disclosures required by Item 304 of Regulation S-K.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted during the period covered by the report to a vote of shareholders.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management
Investment Companies

Not applicable. The Independent Trustees are paid by the Adviser out of the advisory fee. See Note 4 to the Financial Statements under Item 7.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts.
Not applicable.
Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.
(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Not Applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EA Series Trust

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	March 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	March 5, 2025

By (Signature and Title)	/s/ Sean R. Hegarty, CPA
Sean R. Hegarty, CPA, Treasurer (principal financial officer)

Date:	March 5, 2025